Capital management	12 Months Ended
Dec. 31, 2024
Disclosure of objectives, policies and processes for managing capital [abstract]
Capital management
39.
Capital management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and to maintain an optimal capital structure to reduce the cost of capital. In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt. The Group monitors capital on the basis of the liabilities to assets ratio. Total capital is shown as “Equity” in the consolidated statements of financial position, which is also equal to total assets minus total liabilities.

The liabilities to assets ratio at December 31, 2023 and 2024 were as follows:

	December 31, 2023	December 31, 2024
	NT$000	NT$000
Total liabilities	21,397,287	20,376,534
Total assets	46,160,484	45,379,852
Liabilities to assets ratio	46.35%	44.90%